21 Employees benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of employee benefits [Line Items]
Fair value of the plan's assets, beginning	R$ 2,752,417	R$ 2,168,436
Expected return on the plan assets	187,317	192,965	R$ 179,449
Expected Company's contributions	36,010	36,968
Expected participants' contributions	36,608	38,391
Benefits paid	(138,366)	(129,549)
Actuarial gains/(losses) included in other comprehensive income (loss)	(80,059)	445,206	113,869
Fair value of the plan's assets, ending	2,793,927	2,752,417	2,168,436
(Deficit)/Surplus	(2,868,594)	(3,360,932)
G1 Plan [member]
Summary of employee benefits [Line Items]
Fair value of the plan's assets, beginning	2,752,417	2,168,436
Expected return on the plan assets	187,317	192,965	179,449
Expected Company's contributions	36,010	36,968
Expected participants' contributions	36,608	38,391
Benefits paid	(138,366)	(129,549)
Actuarial gains/(losses) included in other comprehensive income (loss)	(80,059)	445,206	113,869
Fair value of the plan's assets, ending	2,793,927	2,752,417	2,168,436
(Deficit)/Surplus	(319,053)	(314,677)
G0 plan [member]
Summary of employee benefits [Line Items]
Fair value of the plan's assets, beginning	0	0
Expected return on the plan assets	0	0	0
Expected Company's contributions	0	0
Expected participants' contributions	0	0
Benefits paid	0	0
Actuarial gains/(losses) included in other comprehensive income (loss)	0	0	0
Fair value of the plan's assets, ending	0	0	R$ 0
(Deficit)/Surplus	R$ (2,549,541)	R$ (3,046,255)